Notes to the Balance Sheet - Summary of Treasury Shares (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021	Dec. 31, 2018
Treasury Shares [Line Items]
Treasury Stock shares	83,154	131,414	225,800		281,036
As of	€ 3,085,054	€ 4,868,744	€ 8,357,250		€ 10,398,773
Transfer in	(48,260)	(94,386)	(55,236)
Increase (decrease) in trasury stock amount due to transfer	€ (1,783,690)	€ (3,488,506)	€ (2,041,523)
Exercises	(3,950)
Ordinary Shares Outstanding	34,148,789	32,758,632
2017 long-term incentive plan [member]
Treasury Shares [Line Items]
Exercises	(45,891)
Treasury stock, value	€ 1,696,131
Ordinary Shares Issued				45,891
Morphosys US 2019 Long-term Incentive Plan [Member]
Treasury Shares [Line Items]
Treasury stock, value	€ 87,558
Morphosys US 2019 Long-term Incentive Plan [Member] | MorphoSys US Inc. [member]
Treasury Shares [Line Items]
Exercises	(2,369)